OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2014	2013

Escrow (1)	$1,271	$-
Prepaid expenses	49	81
Income receivable	7	8
Deposit	39	-
Others	30	49

	$1,396	$138

(1)	Deposit paid into an escrow account as part of the purchase agreement in connection with Retail Portfolio in Germany transaction (see details in Note 1b (6)).